Segment Reporting	12 Months Ended
Mar. 31, 2018
Disclosure Of Operating Segments [Abstract]
Segment Reporting

2.20 Segment reporting

IFRS 8 establishes standards for the way that public business enterprises report information about operating segments and related disclosures about products and services, geographic areas, and major customers. The Group's operations predominantly relate to providing end-to-end business solutions to enable clients to enhance business performance. During the year ended March 31, 2016, the Group reorganized some of its segments to enhance executive customer relationships, improve focus of sales investments and increase management oversight. Consequent to the internal reorganization, Growth Markets (GMU) comprising businesses in APAC (Asia Pacific) and Africa have been subsumed across the other verticals and businesses in India, Japan and China are run as standalone regional business units and Infosys Public services (IPS) is reviewed separately by the Chief Operating Decision Maker (CODM). Further, the erstwhile manufacturing segment is now being reviewed as Hi-Tech, Manufacturing and others included in ECS. Consequent to the internal reorganizations, there were changes effected in the reportable business segments based on the "management approach" as defined in IFRS 8, Operating Segments. The CODM evaluates the Group's performance and allocates resources based on an analysis of various performance indicators by business segments and geographic segments. Accordingly, information has been presented both along business segments and geographic segments. The accounting principles used in the preparation of the financial statements are consistently applied to record revenue and expenditure in individual segments, and are as set out in the accounting policies.

Business segments of the Group are primarily businesses in Financial Services (FS), businesses in Manufacturing (MFG), businesses in Retail, Consumer packaged goods and Logistics (RCL), businesses in the Energy & utilities, Communication and Services (ECS), businesses in Hi-Tech (Hi-Tech), businesses in Life Sciences, Healthcare and Insurance (HILIFE) and all other segments. The FS reportable segment has been aggregated to include the Financial Services operating segment and the Finacle operating segment because of the similarity of the economic characteristics. All other segments represent the operating segments of businesses in India, Japan and China and IPS. Geographic segmentation is based on business sourced from that geographic region and delivered from both onsite and off-shore locations. North America comprises the United States of America, Canada and Mexico, Europe includes continental Europe (both the east and the west), Ireland and the United Kingdom, and the Rest of the World comprising all other places except those mentioned above and India.

Revenue and identifiable operating expenses in relation to segments are categorized based on items that are individually identifiable to that segment. Revenue for “all other segments” represents revenue generated by IPS and revenue generated from customers located in India, Japan and China. Allocated expenses of segments include expenses incurred for rendering services from the Group's offshore software development centers and onsite expenses, which are categorized in relation to the associated turnover of the segment. Certain expenses such as depreciation, which form a significant component of total expenses, are not specifically allocable to specific segments as the underlying assets are used interchangeably. Management believes that it is not practical to provide segment disclosures relating to those costs and expenses, and accordingly these expenses are separately disclosed as “unallocated” and adjusted against the total income of the Group.

Assets and liabilities used in the Group’s business are not identified to any of the reportable segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.

Geographical information on revenue and business segment revenue information is collated based on individual customers invoiced or in relation to which the revenue is otherwise recognized.

2.20.1 Business segments

(Dollars in millions)
Year ended March 31, 2018	FS	MFG	ECS	RCL	HILIFE	Hi-Tech	All other segments	Total
Revenues	2,891	1,194	2,599	1,722	1,438	784	311	10,939
Identifiable operating expenses	1,470	641	1,305	828	713	416	180	5,553
Allocated expenses	613	271	589	390	326	178	71	2,438
Segment profit	808	282	705	504	399	190	60	2,948
Unallocable expenses								289
Operating profit								2,659
Other income, net (refer note no. 2.14 and 2.9)								495
Share in associate's profit / (loss) including impairment								(11)
Profit before Income taxes								3,143
Income tax expense								657
Net profit								2,486
Depreciation and amortisation								289
Non-cash expenses other than depreciation and amortisation								29

(Dollars in millions)
Year ended March 31, 2017	FS	MFG	ECS	RCL	HILIFE	Hi-Tech	All other segments	Total
Revenues	2,765	1,119	2,300	1,673	1,258	763	330	10,208
Identifiable operating expenses	1,382	584	1,107	802	623	396	210	5,104
Allocated expenses	607	259	532	387	291	177	76	2,329
Segment profit	776	276	661	484	344	190	44	2,775
Unallocable expenses								255
Operating profit								2,520
Other income, net								459
Share in associate's profit / (loss) including impairment								(5)
Profit before Income taxes								2,974
Income tax expense								834
Net profit								2,140
Depreciation and amortisation								254
Non-cash expenses other than depreciation and amortisation								1

(Dollars in millions)
Year ended March 31, 2016	FS	MFG	ECS	RCL	HILIFE	Hi-Tech	All other segments	Total
Revenues	2,590	1,047	2,061	1,556	1,231	756	260	9,501
Identifiable operating expenses	1,248	555	944	742	585	371	156	4,601
Allocated expenses	606	257	505	381	302	185	65	2,301
Segment profit	736	235	612	433	344	200	39	2,599
Unallocable expenses								224
Operating profit								2,375
Other income, net								476
Share in associate's profit / (loss) including impairment								–
Profit before Income taxes								2,851
Income tax expense								799
Net profit								2,052
Depreciation and amortisation								222
Non-cash expenses other than depreciation and amortisation								2

2.20.2 Geographic segments

(Dollars in millions)
Year ended March 31, 2018	North America	Europe	India	Rest of the World	Total
Revenues	6,605	2,596	346	1,392	10,939
Identifiable operating expenses	3,429	1,324	141	659	5,553
Allocated expenses	1,494	586	66	292	2,438
Segment profit	1,682	686	139	441	2,948
Unallocable expenses					289
Operating profit					2,659
Other income, net (refer note no. 2.14 and 2.9)					495
Share in associate's profit / (loss) including impairment					(11)
Profit before income taxes					3,143
Income tax expense					657
Net profit					2,486
Depreciation and amortization					289
Non-cash expenses other than depreciation and amortization					29

(Dollars in millions)
Year ended March 31, 2017	North America	Europe	India	Rest of the World	Total
Revenues	6,320	2,295	325	1,268	10,208
Identifiable operating expenses	3,222	1,147	149	586	5,104
Allocated expenses	1,460	529	66	274	2,329
Segment profit	1,638	619	110	408	2,775
Unallocable expenses					255
Operating profit					2,520
Other income, net					459
Share in associate's profit / (loss) including impairment					(5)
Profit before income taxes					2,974
Income tax expense					834
Net profit					2,140
Depreciation and amortization					254
Non-cash expenses other than depreciation and amortization					1

(Dollars in millions)
Year ended March 31, 2016	North America	Europe	India	Rest of the World	Total
Revenues	5,957	2,186	246	1,112	9,501
Identifiable operating expenses	2,936	1,060	109	496	4,601
Allocated expenses	1,459	534	51	257	2,301
Segment profit	1,562	592	86	359	2,599
Unallocable expenses					224
Operating profit					2,375
Other income, net					476
Share in associate's profit / (loss) including impairment					–
Profit before income taxes					2,851
Income tax expense					799
Net profit					2,052
Depreciation and amortization					222
Non-cash expenses other than depreciation and amortization					2

2.20.3 Significant clients

No client individually accounted for more than 10% of the revenues for the year ended March 31, 2018, 2017 and 2016.